Commitments and contingencies - Narrative (Details) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2021	Mar. 15, 2017 rig companies	May 31, 2018 USD ($) rig	Jun. 30, 2018 USD ($)	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($)	May 30, 2018 rig
Keppel Rigs
Other Commitments [Line Items]
Number of premium newbuild jack-up drilling rigs acquired			5
Total consideration | $			$ 742.5
Pre-delivery installment fee | $				$ 288.0
Period of each loan maturity after the respective delivery dates					5 years
Loan maturity date, period extended	1 year
Number of rigs to be delivered					2
Remaining contracted installments outstanding, amount | $					$ 172.8	$ 172.8
Number of rigs under construction							2
Transocean Rigs
Other Commitments [Line Items]
Number of premium newbuild jack-up drilling rigs acquired		5
Remaining contracted installments outstanding, amount | $					$ 448.2	$ 448.2
Number of high specification jack-up drilling rigs to be acquired		15
Number of jack-up rig companies acquired | companies		8
Number of premium newbuild jack-up drilling rigs delivered					2
Number of premium newbuild jack-up drilling rigs under construction					3
Number of rigs under construction		5